Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Tax at statutory rate			20.00%	21.00%	20.00%
Net decrease in the valuation allowance			$ (1,300,000)
Liabilities for uncertain tax positions	$ 2,300,000		2,300,000
Accrued interest or penalties related to uncertain tax positions	0		0	$ 0
Undistributed earnings of foreign subsidiaries			1,400,000
Provision for income taxes	865,000	$ 358,000	865,000	152,000	$ 19,000
Income (loss) before income taxes	$ 1,109,000	$ (1,891,000)	$ (2,379,000)	$ 437,000	$ (16,871,000)
U. K. [Member]
Income Taxes [Line Items]
Tax at statutory rate			20.00%	21.00%	20.00%
Net operating losses related to excess share-based compensation deductions			$ 6,600,000
U. K. [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			10,300,000	$ 9,500,000
U.S. Federal [Member]
Income Taxes [Line Items]
Net operating losses related to excess share-based compensation deductions			2,800,000
U.S. Federal [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			31,500,000	30,400,000
U.S. State [Member]
Income Taxes [Line Items]
Net operating losses related to excess share-based compensation deductions			2,800,000
U.S. State [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			24,400,000	27,400,000
South African [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			0	3,000,000
Australian [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			7,700,000	$ 3,200,000
Latest Tax Year [Member] | U. K. [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			$ 200,000
Latest Tax Year [Member] | U.S. Federal [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year			2036
Latest Tax Year [Member] | U.S. State [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year			2036
Earliest Tax Year [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Open tax year			2015
Earliest Tax Year [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Open tax year			2013